GENERAL INFORMATION - Major Developments, Narrative (Details) - USD ($) $ in Millions	Mar. 19, 2025	Jan. 27, 2025	Feb. 26, 2026	Feb. 10, 2026	Feb. 09, 2026
Phase One | VEON Ltd.
Disclosure of subsidiaries [line items]
Share buyback program, authorized, amount		$ 30
Purchase of treasury shares		$ 22
Uklon
Disclosure of subsidiaries [line items]
Equity interest acquired	3.00%
Put option, exercise period	3 years
Tabletki Group
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				100.00%
Consideration transferred, acquisition-date fair value				$ 160
ISP Shtorm LLC
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			100.00%		100.00%
Consideration transferred, acquisition-date fair value			$ 10		$ 10
Uklon
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	97.00%
Consideration transferred, acquisition-date fair value	$ 158